Share of Profit/Loss of Investments Accounted for Using the Equity Method - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Regeneron [Member]
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	€ 101	€ 126	€ (54)
BMS [Member]
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	20	25	57
Tax effect	€ (7)	€ (9)	€ (21)